Federated Investors
World-Class Investment Manager

Municipal Cash Series II

A Portfolio of Cash Trust Series II

PROSPECTUS

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July 31, 2002

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A money market mutual fund seeking to provide current income exempt from federal regular income tax consistent with stability of principal by investing in a portfolio of short-term, high-quality tax-exempt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 6

What Do Shares Cost? 7

How is the Fund Sold? 7

How to Purchase Shares 8

How to Redeem Shares 10

Account and Share Information 13

Who Manages the Fund? 13

Financial Information 14

Independent Auditors' Report 33

Board of Trustees and Fund Officers 34

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share.

The Fund's investment objective is to provide current income exempt from federal regular income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests in a portfolio of short-term, high-quality tax-exempt securities. The Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. Interest from the Fund's investments may be subject to the alternative minimum tax for individuals and corporations (AMT). The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

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The Fund's total return for the six-month period from January 1, 2002 to June 30, 2002 was 0.48%.

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Within the period shown in the bar chart, the Fund's highest quarterly return was 0.96% (quarter ended December 31, 2000). Its lowest quarterly return was 0.35% (quarter ended December 31, 2001).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar period ended December 31, 2001.

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Calendar Period	Fund
1 Year	2.29%
5 Years	2.94%
10 Years	2.82%

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The Fund's 7-Day Net Yield as of December 31, 2001 was 1.24%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

MUNICIPAL CASH SERIES II

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee	0.20%
Shareholder Services Fee	None
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.84%
1 Although not contractually obligated to do so, the adviser waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended May 31, 2002.
Total Waiver of Fund Expenses	0.03%
Total Actual Annual Fund Operating Expenses (after waiver)	0.81%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.47% for the fiscal year ended May 31, 2002.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are before the waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$	86

3 Years	$	268

5 Years	$	466

10 Years	$	1,037

What are the Fund's Investment Strategies?

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The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. Interest from the Fund's investments may be subject to AMT. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

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The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

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Because the Fund refers to Municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.

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TEMPORARY DEFENSIVE INVESTMENTS

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The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

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What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

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Tax-exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

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Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment.

Variable Rate Demand Instruments

Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

Municipal Notes

Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Investment Ratings

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

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Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investor Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

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INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

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A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments, which generally affect these entities.

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What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

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When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next determined NAV. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The required minimum initial investment for Fund Shares is $25,000. The required minimum subsequent investment amount is $500.

An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions such as banks, fiduciaries, custodians of public funds, investment advisers and broker-dealers, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

By Mail

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report on page 33.

Year Ended May 31	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	1.46%	3.44%	3.14%	2.76%	3.09%

Ratios to Average Net Assets:

Expenses	0.81%	0.81%	0.81%	0.81%	0.81%

Net investment income	1.44%	3.35%	3.12%	2.72%	3.03%

Expense waiver/reimbursement[2]	0.03%	0.04%	0.06%	0.07%	0.04%

Supplemental Data:

Net assets, end of period (000 omitted)	$451,767	$460,244	$364,467	$257,445	$266,076

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2002

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.3%[1]
		Alabama--3.6%
$395,000		Abbeville, AL, IDB, Monthly VRDNs (Great Southern Wood Preserving, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	$395,000
2,850,000		Birmingham, AL, IDA, Weekly VRDNs (Mrs. Strattons Salads, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,850,000
1,600,000		Birmingham, AL, IDA (Series 1997), Weekly VRDNs (Millcraft, Alabama, Inc.)/(Regions Bank, Alabama LOC)	1,600,000
4,400,000		Decatur, AL, IDB (Series 1997), Weekly VRDNs (Trico Steel Co., LLC)/(JP Morgan Chase Bank LOC)	4,400,000
670,000		Huntsville, AL, IDB, Weekly VRDNs (Giles & Kendall, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	670,000
4,000,000		Montgomery, AL, IDB, IDRBs (Series 1996), Weekly VRDNs (CSC Fabrication, Inc.)/(J.P. Morgan Chase Bank LOC)	4,000,000
2,310,000		Perry County, AL, IDB (Series 2001), Weekly VRDNs (Alabama Catfish Feedmill LLC)/(Regions Bank, Alabama LOC)	2,310,000

		TOTAL	16,225,000

		Alaska--1.0%
4,500,000		Valdez, AK Marine Terminal (Series 1994B), 3.10% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Optional Tender 1/1/2003	4,500,000

		Arizona--3.6%
3,000,000		Maricopa County, AZ, IDA (San Remo Apartments Project), 1.828% TOBs (Bayerische Landesbank Girozentrale) 3/1/2003	3,000,000
1,695,000		Pima County, AZ, IDA, FR/RI-L21 (Series 2000), Weekly VRDNs (Tucson Electric Power Co.)/(FSA INS)/(Lehman Brothers, Inc. LIQ)	1,695,000
4,190,000		Pima County, AZ, IDA, SFM, Roaring Fork (Series 1999-6), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	4,190,000
1,835,000		Scottsdale, AZ, IDA Weekly VRDNs (Scottsdale Memorial Hospitals)/(AMBAC INS)/(Dexia Credit Local LIQ)	1,835,000
2,700,000		Tucson and Pima County, AZ, IDA, SFM, Roaring Fork (Series 2000-13), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	2,700,000
2,000,000		Tucson, AZ, IDA (Series 2002A), Weekly VRDNs (Quality Apartment Living LLC)/(FNMA INS)	2,000,000
1,000,000		Yavapai, AZ, IDA (Series 1997B), Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/(Dexia Credit Local LIQ)	1,000,000

		TOTAL	16,420,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Arkansas--4.8%
$2,230,000		Arkansas Development Finance Authority (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	$2,230,000
4,100,000		Arkansas Development Finance Authority (Series 1999A), Weekly VRDNs (Riceland Foods, Inc.)/(Banque Nationale de Paris LOC)	4,100,000
1,225,000		Arkansas Development Finance Authority (Series 2000A), Weekly VRDNs (Riceland Foods, Inc.)/( Banque Nationale de Paris LOC)	1,225,000
2,100,000		Blytheville, AR, (Series 1998), IDR, Weekly VRDNs (Nucor Corp.)	2,100,000
8,000,000		Crossett, AR (Series 1997), IDR, Weekly VRDNs (Bemis Co., Inc.)	8,000,000
4,000,000		Nashville, AR (Series 2000), IDR, Weekly VRDNs (Ox Bodies)/(Regions Bank, Alabama LOC)	4,000,000

		TOTAL	21,655,000

		California--4.7%
12,000,000		California State (Series 2001-02), 3.25% RANs, 6/28/2002	12,008,992
1,500,000		California Statewide Communities Development Authority (Series 2001B), 2.30% TOBs (Kaiser Permanente), Mandatory Tender 7/1/2002	1,500,000
2,000,000		California Statewide Communities Development Authority (Series B), 2.25% TOBs (Kaiser Permanente), Mandatory Tender 2/1/2003	2,000,000
3,000,000		California Statewide Communities Development Authority, Laurel Park Senoir Apartments (Series 2002H), 1.711% TOBs (Bayerische Landesbank Girozentrale), Mandatory Tender 4/15/2003	3,000,000
2,931,105	[2]	PBCC, Lease TOPS Trust, California Non-AMT (Series 1998-1), 2.40% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/9/2002	2,931,105

		TOTAL	21,440,097

		Colorado--0.8%
1,925,000		Colorado HFA (Series 1996), Weekly VRDNs (Neppl-Springs Fabrication)/(U.S. Bank N.A., Cincinatti LOC)	1,925,000
1,910,000		Colorado HFA (Series 2000A), Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Key Bank, N.A. LOC)	1,910,000

		TOTAL	3,835,000

		Connecticut--0.7%
3,000,000		Meriden, CT, 2.25% BANs, 8/8/2002	3,003,288

		District of Columbia--0.9%
2,105,000		District of Columbia Housing Finance Agency, Roaring Forks Certificates (Series 2000-23A), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	2,105,000
2,000,000		District of Columbia (Series 2001), Weekly VRDNs (K Mart Corp.)/(Bank of New York LOC)	2,000,000

		TOTAL	4,105,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--0.9%
$4,000,000		Greater Orlando, FL Aviation Authority, Weekly VRDNs (Cessna Aircraft Co.)/(Textron, Inc. GTD)	$4,000,000

		Georgia--3.8%
2,000,000	[2]	Atlanta, GA Airport Revenue, PA-916R, 2.30% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 10/10/2002	2,000,000
3,000,000	[2]	Atlanta, GA Airport Revenue, PA-926P, 2.25% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 7/11/2002	3,000,000
2,000,000		Crisp County - Cordele, GA, IDA (Series 2000), Weekly VRDNs (Georgia Ductile Foundries LLC)/(Columbus Bank and Trust Co., GA LOC)	2,000,000
2,000,000		Fulton County, GA, Development Authority (Series 1998) Weekly VRDNs (Morehouse School of Medicine)/(SunTrust Bank LOC)	2,000,000
2,600,000		Fulton County, GA, IDA (Series 1989), Weekly VRDNs (STO Corp.)/(Dresdner Bank AG, Frankfurt LOC)	2,600,000
5,500,000		Georgia State HFA, MERLOTS (Series 2001A-106), Weekly VRDNs (Wachovia Bank N.A. LIQ)	5,500,000

		TOTAL	17,100,000

		Hawaii--0.2%
1,000,000		Hawaii State (Series CB), 5.375% Bonds, 1/1/2003	1,018,550

		Idaho--1.0%
4,525,000		Minidoka County, ID, IDC (Series 1998), Weekly VRDNs (Nature's Best Produce, Inc.)/ (Banque Nationale de Paris LOC)	4,525,000

		Illinois--3.4%
3,500,000		Aurora City, IL (Series 2000), Weekly VRDNs (Cleveland Hardware & Forging Co.)/(Fifth Third Bank, Cincinnati LOC)	3,500,000
660,000		Illinois Development Finance Authority, IDB Weekly VRDNs (Olympic Steel, Inc.)/(National City Bank, Ohio LOC)	660,000
3,135,000		Illinois Housing Development Authority, PT-82, Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	3,135,000
1,774,000		Peoria, IL (Series 1996), Weekly VRDNs (J.T. Fennell Co., Inc. Project)/(Bank One, Illinois, N.A. LOC)	1,774,000
6,280,000		Village of Robbins, IL (Series 2001), Weekly VRDNs (Robbins Property LLC)/(American National Bank & Trust Co., Chicago LOC)	6,280,000

		TOTAL	15,349,000

		Indiana--5.6%
1,220,000		Crown Point, IN, IDA Weekly VRDNs (D & M Manufacturing Project)/(National City Bank, Kentucky LOC)	1,220,000
1,500,000		Huntington, IN (Series 1998), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--continued
$990,000		Indiana Development Finance Authority, Economic Development Revenue Refunding Bonds, Weekly VRDNs (T. M. Morris Manufacturing Co., Inc. Project)/(Bank One, Indiana, N.A. LOC)	$990,000
1,000,000		Indiana EDC, Revenue Bonds (Series 1989), Weekly VRDNs (O'Neal Steel, Inc.)/(Bank of America N.A. LOC)	1,000,000
1,000,000		Indianapolis, IN Airport Authority (Series 1998A), 5.25% Bonds (FGIC INS), 7/1/2003	1,033,729
2,020,000		Indianapolis, IN (Series 1991), Weekly VRDNs (Cantor & Coleman II Project)/(Bank One, Indiana, N.A. LOC)	2,020,000
5,000,000		Jasper County, IN (Series 2000), Weekly VRDNs (T & M LP)/(Key Bank, N.A. LOC)	5,000,000
8,235,000		Jeffersonville, IN (PT-1309), Weekly VRDNs (Armstrong Farms Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	8,235,000
1,700,000		Tippecanoe County, IN, EDRB, Weekly VRDNs (Lafayette Venetian Blind)/(PNC Bank, N.A. LOC)	1,700,000
710,000		Tipton, IN (Series 1997), Weekly VRDNs (MCJS LLC)/(Bank One, Indiana, N.A. LOC)	710,000
1,850,000		Winamac, IN (Series 1997), Weekly VRDNs (Pulaski Health Foundation, Inc.)/(Key Bank, N.A. LOC)	1,850,000

		TOTAL	25,258,729

		Iowa--0.3%
1,115,000		Iowa Finance Authority (Series 1998), Weekly VRDNs (Schumacher Elevator)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,115,000

		Kansas--1.7%
3,000,000		Burlington, KS (Series A), 3.25% TOBs (Kansas City Power And Light Co.), Mandatory Tender 8/30/2002	3,000,000
925,000		Olathe, KS (Series 1998), Weekly VRDNs (Eskridge, Inc.)/(Commerce Bank, Kansas City, N.A. LOC)	925,000
3,826,623		Unified Government of Wyandotte County/Kansas City, KS (Series 2002-I), 1.85% BANs, 2/1/2003	3,826,623

		TOTAL	7,751,623

		Kentucky--4.2%
720,000		Boone County, KY (Series 1996), Weekly VRDNs (Western States Envelope Co.)/(Bank One, Wisconsin, N.A. LOC)	720,000
1,500,000		Covington, KY (Series 2000), Weekly VRDNs (Atkins & Pearce, Inc.)/(Fifth Third Bank, Cincinnati LOC)	1,500,000
3,500,000		Graves County, KY, School Building Revenue Bonds (Series 1988), Weekly VRDNs (Seaboard Farms Inc. Project)/(Bank of New York LOC)	3,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Kentucky--continued
$3,200,000		Henderson City, KY (Series 1998), Weekly VRDNs (Vincent Industrial Plastics, Inc.)/(SunTrust Bank LOC)	$3,200,000
825,000		Jefferson County, KY, Weekly VRDNs (Advanced Filtration, Inc.)/(Bank One, Kentucky LOC)	825,000
3,507,000		Kenton County, KY (Series 1999), Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank, Kentucky LOC)	3,507,000
3,995,000	[2]	Kentucky Housing Corp., Variable Rate Certificates (Series 1998 O), 2.08% TOBs (Bank of America N.A. LIQ), Optional Tender 7/18/2002	3,995,000
1,125,000		Muhlenberg County, KY (Series 1997), Weekly VRDNs (Plastic Products Co. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,125,000
630,000		Muhlenberg County, KY (Series A), Weekly VRDNs (Plastic Products Co. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	630,000

		TOTAL	19,002,000

		Louisiana--0.3%
1,200,000		Ouachita Parish, LA, IDB (Series 1997), Weekly VRDNs (EPCO Carbon Dioxide Products, Inc.)/(Bank One, Louisiana LOC)	1,200,000

		Maine--1.9%
8,360,000		Maine State Housing Authority, MERLOTS (Series 2001-A108), Weekly VRDNs (Wachovia Bank N.A. LIQ)	8,360,000

		Maryland--2.0%
5,300,000		Maryland EDC (Series 1999A), Weekly VRDNs (Victor Graphics, Inc.)/(Allfirst Bank LOC)	5,300,000
940,000		Maryland State Community Development Administration (Series 1990A), Weekly VRDNs (College Estates)/(Allfirst Bank LOC)	940,000
2,855,000		Maryland State Community Development Administration, MERLOTS (Series 2000-III), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,855,000

		TOTAL	9,095,000

		Michigan--4.6%
2,500,000		Detroit, MI, EDC, Resource Recovery, MERLOTS (Series 2000-A90), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	2,500,000
9,700,000		Michigan Higher Education Student Loan Authority (Series XII-D), Weekly VRDNs (AMBAC. INS)/(KBC Bank N.V. LIQ)	9,700,000
8,625,000		Wayne County, MI, Airport Refunding Revenue Bonds (Series 1996A), Weekly VRDNs (Detroit Metropolitan Wayne County Airport)/(Bayerische Landesbank Girozentrale LOC)	8,625,000

		TOTAL	20,825,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--1.2%
$595,000		Byron, MN, Weekly VRDNs (Schmidt Printing)/(Wells Fargo Bank Minnesota, N.A. LOC)	$595,000
5,000,000		Dakota & Washington County, MN, Housing & Redevelopment Authority, MERLOTS (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ)	5,000,000

		TOTAL	5,595,000

		Mississippi--1.4%
2,960,000	[2]	Mississippi Home Corp., MERLOTS (Series YYY), 2.65% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 9/3/2002	2,960,000
2,475,000		Mississippi Home Corp., Roaring Forks Certificates (Series 2001-A14), 2.00% TOBs (GNMA COL)/(Bank of New York LIQ), Optional Tender 6/1/2002	2,475,000
1,000,000		Senatobia, MS, Weekly VRDNs (Deltona Lighting Products, Inc.)/(SouthTrust Bank of West Florida, St. Petersburg LOC)	1,000,000

		TOTAL	6,435,000

		Missouri--1.0%
2,550,000		Missouri Development Finance Board, IDRBs (Series 1996), Weekly VRDNs (LaGrange Foundry Inc. Project)/(Harris Trust & Savings Bank, Chicago LOC)	2,550,000
1,745,000		Missouri State Housing Development Commission, MERLOTS (Series 2000-QQQ), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	1,745,000

		TOTAL	4,295,000

		Multi State--6.2%
7,000,000		Charter Mac Floater Certificates Trust I, National-1 (Series 2000), Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQs)	7,000,000
17,729,977		Clipper Tax-Exempt Certificates Trust, AMT Multi State (Series 1999-3), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	17,729,977
3,465,000		Roaring Fork Municipal Products LLC (Series 2000-12), Weekly VRDNs (Bank of New York LIQ)	3,465,000

		TOTAL	28,194,977

		Nevada--0.7%
3,140,000		Clark County, NV (Series 1997A), 2.00% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/3/2002	3,140,000

		New Hampshire--0.2%
913,000		New Hampshire Business Finance Authority (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC)	913,000

		North Dakota--0.1%
445,000		Fargo, ND, IDRB (Series 1994), Weekly VRDNs (Pan-O-Gold Baking Co. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	445,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--11.8%
$1,250,000		Bedford, OH, 2.50% BANs, 6/28/2002	$1,250,504
1,000,000		Belmont County, OH, 2.03% BANs, 3/19/2003	1,002,190
7,000,000		Clark County, OH (Series 2002), Weekly VRDNs (Ohio Masonic Home Project)/(AMBAC INS)/ (JP Morgan Chase Bank LIQ)	7,000,000
4,680,000		Clermont County, OH, IDRBs (Series 1997), Weekly VRDNs (Buriot International, Inc.)/(PNC Bank, N.A. LOC)	4,680,000
500,000		Cuyahoga County, OH (Series 2000), Weekly VRDNs (The Sisters of Charity of St. Augustine Health System, Inc.)/(National City Bank, Ohio LOC)	500,000
1,700,000		Dover, OH, 2.25% BANs, 1/22/2003	1,704,074
4,000,000		Franklin County, OH, Mortgage Revenue (Series 2000F), Weekly VRDNs (Trinity Health Care Credit Group)/(JP Morgan Chase Bank LIQ)	4,000,000
1,500,000		Franklin County, OH, Hospital Revenue Bonds (Series 1995), Weekly VRDNs (Holy Cross Health System)/(JP Morgan Chase Bank LIQ)	1,500,000
2,000,000		Granville, OH Village School District, 2.70% BANs, 5/1/2003	2,010,754
2,000,000		Hamilton County, OH Hospital Facilities Authority (Series 2002-I), Weekly VRDNs (Children's Hospital Medical Center)/(U.S. Bank N.A., Cincinatti LOC)	2,000,000
1,390,000		Hamilton, OH (Series III), 3.071% BANs, 6/6/2002	1,390,029
1,000,000		Kent, OH, 2.35% BANs, 12/5/2002	1,001,250
1,500,000		Mahoning County, OH IDA (Series 1999), Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC)	1,500,000
2,590,000		Massillon, OH, Parks & Recreation, 2.07% BANs, 6/12/2002	2,590,328
2,000,000		Mayfield, OH, 2.70% BANs, 9/19/2002	2,000,585
4,260,000		Ohio HFA, MERLOTS (Series 2001-A78), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	4,260,000
2,015,000	[2]	Ohio HFA, PT-506, 2.85% TOBs (GNMA COL)/(Bayerische Hypotheken-und Vereinsbank AG LIQ), Optional Tender 7/11/2002	2,015,000
7,700,000		Ohio HFA, Variable Rate Certificates (Series 2001-I), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	7,700,000
1,605,000		Ross County, OH, 2.35% BANs, 12/5/2002	1,607,416
3,500,000		Summit County, OH, IDA (Series 1999), Weekly VRDNs (Waltco Truck Equipment)/(Svenska Handelsbanken, Stockholm LOC)	3,500,000

		TOTAL	53,212,130

		Oregon--1.4%
3,085,000		Jackson County, OR, School District No. 6, 2.75% TRANs, 6/28/2002	3,085,000
1,710,000		Oregon State Economic and Community Development Commission, (Series 191), Weekly VRDNs (Western Oregon Door LLC)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,710,000
1,500,000		Port of Morrow, OR (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Key Bank, N.A. LOC)	1,500,000

		TOTAL	6,295,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--0.9%
$3,295,000		Montgomery County, PA, IDA (Series 2000), Weekly VRDNs (American Foodservice Corp.)/(Wachovia Bank N.A. LOC)	$3,295,000
300,000		Pennsylvania EDFA (Series F), Weekly VRDNs (Respironics, Inc.)/(PNC Bank, N.A. LOC)	300,000
380,000		Pennsylvania EDFA (Series 1998A), Weekly VRDNs (Fourth Generation Realty, LLC)/(PNC Bank, N.A. LOC)	380,000

		TOTAL	3,975,000

		Rhode Island--0.9%
1,065,000		Cumberland, RI, 4.00% Bonds (MBIA INS), 10/1/2002	1,072,382
3,000,000		Warwick, RI Housing Authority (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Fleet National Bank N.A. LOC)	3,000,000

		TOTAL	4,072,382

		South Carolina--2.8%
7,000,000		Berkeley County, SC, IDB (Series 1996A), Weekly VRDNs (Nucor Corp. Project)	7,000,000
2,000,000		Berkeley County, SC, IDB (Series 1998), Weekly VRDNs (Nucor Corp. Project)	2,000,000
3,535,000		South Carolina State Public Service Authority, Santee Cooper (Series 1991 D), 6.625% Bonds (United States Treasury PRF), 7/1/2002 (@102)	3,615,982

		TOTAL	12,615,982

		Tennessee--1.8%
715,000		Benton County, TN, IDB (Series 1996), Weekly VRDNs (Jones Plastic and Engineering Corp.)/(National City Bank, Kentucky LOC)	715,000
900,000		Chattanooga, TN, IDB, IDRBs (Series 1997), Weekly VRDNs (JRB Co., Inc.)/(National City Bank, Ohio LOC)	900,000
1,075,000		Chattanooga, TN, IDB, Revenue Bonds (Series 1997), Weekly VRDNs (TB Wood's Inc. Project)/(PNC Bank, N.A. LOC)	1,075,000
820,000		Hamilton County, TN, IDB, Weekly VRDNs (Pavestone Co.)/(Bank One, Texas N.A. LOC)	820,000
3,100,000		Union City, TN, IDB (Series 1995), Weekly VRDNs (Kohler Co.)/(Wachovia Bank of NC, N.A. LOC)	3,100,000
1,300,000		Union County, TN, IDB (Series 1995), Weekly VRDNs (Cooper Container Corp. Project)/(SunTrust Bank LOC)	1,300,000

		TOTAL	7,910,000

		Texas--10.1%
9,620,000		Arlington, TX Housing Finance Corp., Roaring Forks Certificates (Series 2002A-03), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	9,620,000
4,000,000		Brazos River Authority, TX, Trust Receipts (Series 2002 FR/RI F-1), Weekly VRDNs (TXU Electric Co.)/(Bank of New York)	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--continued
$4,500,000		Dallas-Fort Worth, TX International Airport Facility Improvement Corp. (Series 2001A-1), Weekly VRDNs (Learjet, Inc.)/(Bank of America N.A. LOC)	$4,500,000
2,994,000		Harris County, TX, HFDC, Roaring Forks Certificates (Series 2001-13), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	2,994,000
10,000,000		Lower Neches Valley Authority, TX (Sub series 2001B), Daily VRDNs (Exxon Mobil Corp.)	10,000,000
1,300,000		Midlothian, TX, Industrial Development Corp. (Series 1999), Daily VRDNs (Texas Industries, Inc.)/(Bank of America N.A. LOC)	1,300,000
3,000,000	[2]	Sabine River Authority, TX, Clippers (Series 2001-2), 1.90% TOBs (Southwestern Electric Power Co.)/(MBIA INS)/(State Street Corp. LIQ), Optional Tender 12/20/2002	3,000,000
2,115,000		Tarrant County, TX, IDC, Weekly VRDNs (Holden Business Forms)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,115,000
5,129,000	[2]	Texas State Department of Housing & Community Affairs, Clippers (Series 2001-1), 2.00% TOBs (GNMA COL)/(State Street Corp. LIQ), Optional Tender 12/20/2002	5,129,000
3,000,000		Texas State (Series A), 3.75% TRANs, 8/29/2002	3,009,141

		TOTAL	45,667,141

		Utah--1.6%
3,425,000		Cedar City, UT (Series 2000), Weekly VRDNs (White Wave, Inc.)/(Wells Fargo Bank, N.A. LOC)	3,425,000
4,000,000		West Jordan, UT (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC)	4,000,000

		TOTAL	7,425,000

		Virginia--3.0%
1,500,000		ABN AMRO Mona TOPS, Certificates Trust Virginia Non-AMT (Series 1998-21), Weekly VRDNs (Norfolk, VA Water Revenue)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	1,500,000
2,980,000		Bedford County, VA IDA (Series 1999), Weekly VRDNs (David R. & Carol J. Snowman Project)/(SunTrust Bank LOC)	2,980,000
6,500,000		Newport News, VA Redevelopment & Housing Authority (Series 2001A), Weekly VRDNs (Admiral Point Apartments)/(SunTrust Bank LOC)	6,500,000
2,790,000		Staunton, VA IDA (Series 1999A), Weekly VRDNs (Specialty Blades, Inc.)/(SunTrust Bank LOC)	2,790,000

		TOTAL	13,770,000

		West Virginia--2.4%
3,760,000		Ritchie County, WV, IDRB (Series 1996), Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC)	3,760,000
7,000,000		West Virginia Public Energy Authority (Series 1989A), 1.70% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 6/6/2002	7,000,000

		TOTAL	10,760,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--1.8%
$1,700,000		Combined Locks, WI, Development Revenue Bonds (Series 1997), Weekly VRDNs (Appleton Papers, Inc.)/(Bank of Nova Scotia, Toronto LOC)	$1,700,000
2,850,000		Oregon, WI School District, 2.70% TRANs, 9/10/2002	2,850,845
2,000,000		Waunakee, WI Community School District, 2.75% TRANs, 9/13/2002	2,001,051
1,450,000		Wisconsin Housing & Economic Development Authority, Business Development Revenue Bonds (Series 8), Weekly VRDNs (Carlson Tool & Manufacturing Corp.)/(Firstar Bank, N.A. LOC)	1,450,000

		TOTAL	8,001,896

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$448,505,795

Securities that are subject to AMT represent 78.8% of the portfolio as calculated based upon total portfolio market value (unaudited).

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by NRSROs or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc., are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At May 31, 2002, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (unaudited)

First Tier	Second Tier
97.55%	2.45%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At May 31, 2002, these securities amounted to $25,030,105, which represents 5.5% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($451,767,177) at May 31, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDC	--Economic Development Commission
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bond
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PRF	--Prerefunded
RANs	--Revenue Anticipation Notes
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2002

Assets:
Total investments in securities, at amortized cost and value		$448,505,795
Cash		1,418,779
Income receivable		2,130,143
Receivable for shares sold		1,401

TOTAL ASSETS		452,056,118

Liabilities:
Payable for shares redeemed	$1,784
Income distribution payable	195,506
Accrued expenses	91,651

TOTAL LIABILITIES		288,941

Net assets for 451,767,177 shares outstanding		$451,767,177

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$451,767,177 ÷ 451,767,177 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended May 31, 2002

Investment Income:
Interest			$10,872,656

Expenses:
Investment adviser fee		$2,414,214
Administrative personnel and services fee		363,294
Custodian fees		22,761
Transfer and dividend disbursing agent fees and expenses		117,975
Directors'/Trustees' fees		9,049
Auditing fees		12,062
Legal fees		18,836
Portfolio accounting fees		89,663
Distribution services fee		965,685
Share registration costs		38,978
Printing and postage		31,396
Insurance premiums		6,350
Miscellaneous		3,095

TOTAL EXPENSES		4,093,358

Waivers:
Waiver of investment adviser fee	$(158,833)
Waiver of transfer and dividend disbursing agent fees and expenses	(359)

TOTAL WAIVERS		(159,192)

Net expenses			3,934,166

Net investment income			$6,938,490

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,938,490	$13,873,725

Distributions to Shareholders:
Distributions from net investment income	(6,938,490)	(13,873,725)

Share Transactions:
Proceeds from sale of shares	2,574,269,250	2,221,234,563
Net asset value of shares issued to shareholders in payment of distributions declared	6,924,113	13,180,850
Cost of shares redeemed	(2,589,670,525)	(2,138,637,832)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(8,477,162)	95,777,581

Change in net assets	(8,477,162)	95,777,581

Net Assets:
Beginning of period	460,244,339	364,466,758

End of period	$451,767,177	$460,244,339

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2002

ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Municipal Cash Series II (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Interval Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At May 31, 2002, capital paid-in aggregated $451,767,177. Transactions in capital stock were as follows:

Year Ended May 31	2002	2001
Shares sold	2,574,269,250	2,221,234,563
Shares issued to shareholders in payment of distributions declared	6,924,113	13,180,850
Shares redeemed	(2,589,670,525)	(2,138,637,832)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(8,477,162)	95,777,581

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.20% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended May 31, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,201,104,000 and $1,464,446,000 respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF CASH TRUST SERIES II AND SHAREHOLDERS OF MUNICIPAL CASH SERIES II:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Municipal Cash Series II (the "Fund") (a portfolio of Cash Trust Series II) as of May 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended May 31, 2002 and 2001, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at May 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2002, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
July 8, 2002

Board of Trustees and Fund Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--six portfolios; CCMI Funds--one portfolio; FirstMerit Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: November 1990	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 EXECUTIVE VICE PRESIDENT AND TRUSTEE Began serving: November 1990

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: November 1990

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: November 1990

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Fund	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services

Richard B. Fisher Birth Date: May 17, 1923 PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Deborah A. Cunningham Birth Date: September 15, 1959 VICE PRESIDENT

Deborah A. Cunningham is Vice President of the Trust Ms. Cunningham joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham served as a Portfolio Manager and a Vice President of the Adviser from 1993 through 1996. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT

Mary Jo Ochson has been the Fund's Portfolio Manager since 1996. She is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

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A Statement of Additional Information (SAI) dated July 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Reports to shareholders as they become available. To obtain the SAI, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
World-Class Investment Manager
Municipal Cash Series II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Investment Company Act File No. 811-6269

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

Cusip 147552103

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0111205A (7/02)

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Federated Investors
World-Class Investment Manager

Treasury Cash Series II

A Portfolio of Cash Trust Series II

PROSPECTUS

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July 31, 2002

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A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short-term U.S. Treasury securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 6

What Do Shares Cost? 6

How is the Fund Sold? 7

How to Purchase Shares 8

How to Redeem Shares 10

Account and Share Information 14

Who Manages the Fund? 15

Financial Information 15

Independent Auditors' Report 25

Board of Trustees and Fund Officers 26

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests primarily in a portfolio of short-term U.S. Treasury securities. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

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All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

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Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

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The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

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The Fund's total return for the six-month period from January 1, 2002 to June 30, 2002 was 0.55%.

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Within the period shown in the bar chart, the Fund's highest quarterly return was 1.44% (quarter ended December 31, 2000). Its lowest quarterly return was 0.37% (quarter ended December 31, 2001).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar period ended December 31, 2001.

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Calendar Period	Fund
1 Year	3.20%
5 Years	4.49%
10 Years	4.12%

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The Fund's 7-Day Net Yield as of December 31, 2001 was 1.18%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

TREASURY CASH SERIES II

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee[3]	0.20%
Shareholder Services Fee	None
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.85%

1 Although not contractually obligated to do so, the adviser waived certain amounts and the distributor elected not to accrue a portion of its distribution (12b-1) fee during the fiscal year ended May 31, 2002. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended May 31, 2002.

Total Waiver and Reduction of Fund Expenses	0.02%
Total Actual Annual Fund Operating Expenses (after waiver and reduction)	0.83%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.49% for the fiscal year ended May 31, 2002.

3 The distributor voluntarily elected not to accrue a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary reduction at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary reduction) was 0.19% for the fiscal year ended May 31, 2002.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before the waiver and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$ 87

3 Years	$ 271

5 Years	$ 471

10 Years	$1,049

What are the Fund's Investment Strategies?

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The Fund invests primarily in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

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The Fund's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

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  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board's policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

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Because the Fund refers to Treasury investments in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in Treasury investments.

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What are the Principal Securities in Which the Fund Invests?

U.S. TREASURY SECURITIES

U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the U.S. Treasury must repay the principal amount of the security, normally within a specified time.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

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When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next determined NAV. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time), and as of the end of regular trading (normally 4:00 p.m. Eastern time), each day the NYSE is open.

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The required minimum initial investment for Fund Shares is $25,000. The required minimum subsequent investment amount is $500. The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions such as banks, fiduciaries, custodians of public funds, investment advisers and broker-dealers, or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

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BY AUTOMATED CLEARING HOUSE (ACH)

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Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

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RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

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How to Redeem Shares

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You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

By Mail

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

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A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report on page 25.

Year Ended May 31	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.05	0.05	0.04	0.05
Net realized and unrealized gain on investments	0.00 [1]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.02	0.05	0.05	0.04	0.05

Less Distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.05)	(0.04)	(0.05)
Distributions from net realized gain on investments	(0.00)[1]	--	--	--	--

TOTAL DISTRIBUTIONS	(0.02)	(0.05)	(0.05)	(0.04)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.79%	5.27%	4.66%	4.39%	4.88%

Ratios to Average Net Assets:

Expenses	0.83%	0.83%	0.83%	0.83%	0.83%

Net investment income	1.49%	5.18%	4.60%	4.28%	4.76%

Expense waiver/reimbursement[3]	0.01%	0.04%	0.04%	0.04%	0.02%

Supplemental Data:

Net assets, end of period (000 omitted)	$437,078	$153,744	$309,959	$233,037	$226,667

1 Amount is less than $0.01.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2002

Principal Amount			Value
		SHORT-TERM U.S. TREASURY OBLIGATIONS--26.6%
		U.S. TREASURY BILLS--13.5%[1]
$59,500,000		1.700% - 1.845%, 6/13/2002 -- 11/7/2002	$59,315,161

		U.S. TREASURY BOND--0.5%
2,000,000		10.750%, 2/15/2003	2,120,757

		U.S. TREASURY NOTES--12.6%
54,000,000		4.000% - 6.375%, 6/30/2002 -- 5/31/2003	54,967,041

		TOTAL SHORT-TERM U.S. TREASURY OBLIGATIONS	116,402,959

		REPURCHASE AGREEMENTS--73.3%[2]
20,000,000		BNP Paribas Securities Corp., 1.780%, dated 5/31/2002, due 6/3/2002	20,000,000
20,000,000		Bank of Nova Scotia, Toronto, 1.780%, dated 5/31/2002, due 6/3/2002	20,000,000
20,000,000		Barclays Capital, Inc., 1.780%, dated 5/31/2002, due 6/3/2002	20,000,000
3,000,000	[3]	Credit Suisse First Boston Corp., 1.740%, dated 5/30/2002, due 8/29/2002	3,000,000
10,000,000		Credit Suisse First Boston Corp., 1.790%, dated 5/31/2002, due 6/3/2002	10,000,000
4,000,000	[3]	Deutsche Bank Alex Brown, Inc., 1.740%, dated 5/16/2002, due 6/27/2002	4,000,000
25,000,000	[3]	Deutsche Bank Alex Brown, Inc., 1.750%, dated 4/10/2002, due 6/28/2002	25,000,000
20,000,000		Deutsche Bank Alex Brown, Inc., 1.780%, dated 5/31/2002, due 6/3/2002	20,000,000
14,000,000	[3]	Deutsche Bank Alex Brown, Inc., 1.810%, dated 4/3/2002, due 6/28/2002	14,000,000
3,000,000	[3]	J.P. Morgan Securities, Inc., 1.730%, dated 5/30/2002, due 7/31/2002	3,000,000
10,000,000		J.P. Morgan Securities, Inc., 1.790%, dated 5/31/2002, due 6/3/2002	10,000,000
18,000,000	[3]	Merrill Lynch Government Securities, 1.810%, dated 4/4/2002, due 6/28/2002	18,000,000
12,000,000	[3]	Morgan Stanley and Co., Inc., 1.730%, dated 5/22/2002, due 8/21/2002	12,000,000
20,000,000		Morgan Stanley and Co., Inc., 1.780%, dated 5/31/2002, due 6/3/2002	20,000,000
7,000,000	[3]	Morgan Stanley and Co., Inc., 1.800%, dated 5/15/2002, due 8/16/2002	7,000,000
10,000,000	[3]	Salomon Brothers, Inc., 1.740%, dated 5/29/2002, due 7/31/2002	10,000,000
10,000,000		Salomon Brothers, Inc., 1.780%, dated 5/31/2002, due 6/3/2002	10,000,000
20,000,000		Societe Generale, New York, 1.780%, dated 5/31/2002, due 6/3/2002	20,000,000
20,000,000		Toronto Dominion Bank, NY, 1.790%, dated 5/31/2002, due 6/3/2002	20,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued[2]
$21,348,000		Warburg Dillon Reed LLC, 1.760%, dated 5/31/2002, due 6/3/2002	$21,348,000
13,000,000	[3]	Warburg Dillon Reed LLC, 1.780%, dated 4/8/2002, due 6/28/2002	13,000,000
20,000,000		Warburg Dillon Reed LLC, 1.780%, dated 5/31/2002, due 6/3/2002	20,000,000

		TOTAL REPURCHASE AGREEMENTS	320,348,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$436,750,959

1 Each issue shows the rate of discount at time of purchase.

2 The repurchase agreements are collateralized fully by U.S. Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

3 Although final maturities fall beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($437,077,996) at May 31, 2002.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2002

Assets:
Investments in repurchase agreements	$320,348,000
Investments in securities	116,402,959

Total investments in securities, at amortized cost and value		$436,750,959
Cash		873
Income receivable		977,171
Receivable for investments sold		7,479,596
Receivable for shares sold		7,200

TOTAL ASSETS		445,215,799

Liabilities:
Payable for investments purchased	$7,469,097
Payable for shares redeemed	95,501
Income distribution payable	454,302
Accrued expenses	200,311

TOTAL LIABILITIES		8,137,803

Net assets for 437,077,996 shares outstanding		$437,077,996

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$437,077,996 ÷ 437,077,996 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended May 31, 2002

Investment Income:
Interest			$8,734,728

Expenses:
Investment adviser fee		$1,877,298
Administrative personnel and services fee		282,457
Custodian fees		44,320
Transfer and dividend disbursing agent fees and expenses		71,665
Directors'/Trustees' fees		7,093
Auditing fees		11,513
Legal fees		4,555
Portfolio accounting fees		80,329
Distribution services fee		724,637
Share registration costs		47,151
Printing and postage		9,370
Insurance premiums		1,334
Miscellaneous		15,130

TOTAL EXPENSES		3,176,852

Waivers:
Waiver of investment adviser fee	$(30,638)
Waiver of transfer and dividend disbursing agent fees and expenses	(12,780)

TOTAL WAIVERS		(43,418)

Net expenses			3,133,434

Net investment income			5,601,294

Net realized gain on investments			178,641

Change in net assets resulting from operations			$5,779,935

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,601,294	$8,645,131
Net realized gain on investments	178,641	--

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,779,935	8,645,131

Distributions to Shareholders:
Distributions from net investment income	(5,601,294)	(8,645,131)
Distributions from net realized gain on investments	(178,641)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,779,935)	(8,645,131)

Share Transactions:
Proceeds from sale of shares	1,969,918,536	920,342,637
Net asset value of shares issued to shareholders in payment of distributions declared	1,771,508	5,615,375
Cost of shares redeemed	(1,688,356,299)	(1,082,172,894)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	283,333,745	(156,214,882)

Change in net assets	283,333,745	(156,214,882)

Net Assets:
Beginning of period	153,744,251	309,959,133

End of period	$437,077,996	$153,744,251

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2002

ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Treasury Cash Series II (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At May 31, 2002, capital paid-in aggregated $437,077,996. Transactions in shares were as follows:

Year Ended May 31	2002	2001
Shares sold	1,969,918,536	920,342,637
Shares issued to shareholders in payment of distributions declared	1,771,508	5,615,375
Shares redeemed	(1,688,356,299)	(1,082,172,894)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	283,333,745	(156,214,882)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.20% of the average daily net assets of the Fund, annually, to reimburse FSC.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary Federated Shareholder Services Company (FSSC), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver of any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF CASH TRUST SERIES II AND SHAREHOLDERS OF TREASURY CASH SERIES II:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Treasury Cash Series II (the "Fund") (a portfolio of Cash Trust Series II) as of May 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended May 31, 2002 and 2001, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at May 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2002, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
July 8, 2002

Board of Trustees and Fund Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--six portfolios; CCMI Funds--one portfolio; FirstMerit Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: November 1990	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 EXECUTIVE VICE PRESIDENT AND TRUSTEE Began serving: November 1990

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: November 1990

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: November 1990

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Fund	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services

Richard B. Fisher Birth Date: May 17, 1923 PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Deborah A. Cunningham Birth Date: September 15, 1959 VICE PRESIDENT

Deborah A. Cunningham has been the Fund's Portfolio Manager since 1997. She is Vice President of the Trust. Ms. Cunningham joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham served as a Portfolio Manager and a Vice President of the Adviser from 1993 through 1996. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

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A Statement of Additional Information (SAI) dated July 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders as they become available. To obtain the SAI, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
World-Class Investment Manager
Treasury Cash Series II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Investment Company Act File No. 811-6269

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

Cusip 147552301

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0111203A (7/02)

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